Share-Based Compensation Expense (Details) - Schedule of fair value of restricted stock awards	12 Months Ended
Dec. 31, 2020 $ / shares shares
Schedule of fair value of restricted stock awards [Abstract]
Number of shares, Beginning Balance | shares	446,332
Weighted-average grant-date fair value per share, Beginning Balance | $ / shares	$ 0.24
Number of shares, Granted | shares	25,309
Weighted-average grant-date fair value per share, Granted | $ / shares	$ 9.21
Number of shares, Vested | shares	(25,309)
Weighted-average grant-date fair value per share, Vested | $ / shares	$ 9.21
Number of shares, Cancelled or forfeited | shares
Weighted-average grant-date fair value per share, Cancelled or forfeited | $ / shares
Number of shares, Ending Balance | shares	446,332
Weighted-average grant-date fair value per share, Ending Balance | $ / shares	$ 0.24